SUPPLEMENTAL CASH FLOW INFORMATION - Changes in liabilities (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	Rp 66,957	Rp 44,082
Cash flows	(4,870)	3,613
Implementation new standard		15,838
Acquisition		520
Foreign exchange movement	28	(68)
New leases	4,308	2,969
Other changes	(1,701)	3
Balance at end of period	64,722	66,957
Short-term bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	8,705	4,043
Cash flows	1,252	4,657
Foreign exchange movement	(25)
Other changes	2	5
Balance at end of period	9,934	8,705
Two-step loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	736	949
Cash flows	(203)	(198)
Foreign exchange movement	35	(15)
Balance at end of period	568	736
Bonds and notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	9,958	10,481
Cash flows	(2,491)	(526)
Other changes	2	3
Balance at end of period	7,469	9,958
Long-term bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	26,601	23,220
Cash flows	1,627	2,917
Acquisition		520
Foreign exchange movement	18	(53)
Other changes	(17)	(3)
Balance at end of period	28,229	26,601
Other borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	3,740	2,244
Cash flows	(96)	1,498
Other changes	1	(2)
Balance at end of period	3,645	3,740
Obligations under finance leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period		3,145
Other changes		(3,145)
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	17,217
Cash flows	(4,959)	(4,735)
Implementation new standard		15,838
New leases	4,308	2,969
Other changes	(1,689)	3,145
Balance at end of period	Rp 14,877	Rp 17,217